SEGMENT REPORTING - Gross Sales by Major Product Classification (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2016	Sep. 24, 2016	Jun. 25, 2016	Mar. 26, 2016	Dec. 30, 2017	Dec. 31, 2016	Dec. 26, 2015
Revenue
Total Gross Sales									$ 4,006,203	$ 3,297,377	$ 2,932,480
Sales allowances									(65,021)	(56,884)	(45,409)
Revenue, Net, Total	$ 966,091	$ 1,056,586	$ 1,072,375	$ 846,130	$ 859,584	$ 826,665	$ 872,093	$ 682,151	3,941,182	3,240,493	2,887,071
Value-Added
Revenue
Total Gross Sales									2,535,008	2,067,738	1,754,469
Commodity-Based
Revenue
Total Gross Sales									1,471,195	1,229,639	1,178,011
Trusses - residential, modular and manufactured housing | Value-Added
Revenue
Total Gross Sales									368,591	334,956	299,111
Fencing | Value-Added
Revenue
Total Gross Sales									187,905	176,668	149,526
Decking and railing - composite, wood and other | Value-Added
Revenue
Total Gross Sales									244,910	200,004	177,787
Turn-key framing and installed sales | Value-Added
Revenue
Total Gross Sales									149,520	141,474	129,803
Industrial packaging and components | Value-Added
Revenue
Total Gross Sales									471,262	391,610	374,030
Engineered wood products (eg. LVL; i-joist) | Value-Added
Revenue
Total Gross Sales									76,507	76,503	67,804
In-store fixtures | Value-Added
Revenue
Total Gross Sales									260,174	87,262
Manufactured brite and other lumber | Value-Added
Revenue
Total Gross Sales									78,638	68,517	59,804
Wall panels | Value-Added
Revenue
Total Gross Sales									61,226	53,279	46,496
Outdoor DIY products (eg. stakes; landscape ties) | Value-Added
Revenue
Total Gross Sales									110,327	106,284	56,846
Construction and building materials (eg. door packages; drywall) | Value-Added
Revenue
Total Gross Sales									265,048	204,732	200,901
Lattice - plastic and wood | Value-Added
Revenue
Total Gross Sales									48,736	50,556	47,392
Manufactured brite and other panels | Value-Added
Revenue
Total Gross Sales									75,742	60,753	57,999
Siding, trim and moulding | Value-Added
Revenue
Total Gross Sales									85,016	66,048	45,215
Hardware | Value-Added
Revenue
Total Gross Sales									21,218	20,713	17,123
Manufactured treated lumber | Value-Added
Revenue
Total Gross Sales									17,584	17,412	13,611
Manufactured treated panels | Value-Added
Revenue
Total Gross Sales									3,329	3,449	5,353
Other | Value-Added
Revenue
Total Gross Sales									9,275	7,518	5,668
Other | Commodity-Based
Revenue
Total Gross Sales									13,036	12,084	10,978
Non-manufactured brite and other lumber | Commodity-Based
Revenue
Total Gross Sales									576,374	469,042	458,023
Non-manufactured treated lumber | Commodity-Based
Revenue
Total Gross Sales									575,505	479,333	423,543
Non-manufactured brite and other panels | Commodity-Based
Revenue
Total Gross Sales									271,310	238,806	253,678
Non-manufactured treated panels | Commodity-Based
Revenue
Total Gross Sales									$ 34,970	$ 30,374	$ 31,789